Comparative Financial Statements	12 Months Ended
Dec. 31, 2015
Comparative Financial Statements [Abstract]
Reclassifications [Text Block]

39. Comparative Financial Statements

Rent, property taxes, insurance, utility, building maintenance and repair costs and other facility costs, collectively “facility costs”, incurred by the Company’s operating locations have been reclassified from selling, general and administration expense (“SG&A”) to operating expenses. Facility costs incurred by corporate, region and area offices remain in SG&A expense. The reclassification better reflects these costs as costs of operations and aligns their classification on a basis consistent with the Company’s peers. Prior period amounts have been reclassified to conform to the current period presentation.